Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	62,437,684	62,234,028	61,691,054
Common stock, shares outstanding	59,565,790	59,362,134	58,819,160
Repurchases of common stock	2,871,894	2,871,894	2,871,894